Supplementary Oil And Gas Information (Unaudited) - Future Net Cash Flows Relating to Proved Crude Oil and Natural Gas Reserves (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 414,238	$ 531,752	$ 519,006
Future production costs	(208,604)	(201,050)	(200,819)
Future development costs and asset retirement obligations	(76,097)	(74,603)	(67,210)
Future income taxes	(27,536)	(55,242)	(62,636)
Future net cash flows	102,001	200,857	188,341
10% annual discount for timing of future cash flows	(74,490)	(137,332)	(128,015)
Standardized measure of future net cash flows	27,511	63,525	60,326	$ 46,905
North America
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	404,193	515,864	500,557
Future production costs	(203,599)	(194,076)	(193,387)
Future development costs and asset retirement obligations	(72,935)	(70,879)	(63,202)
Future income taxes	(27,178)	(53,759)	(60,526)
Future net cash flows	100,481	197,150	183,442
10% annual discount for timing of future cash flows	(74,395)	(136,616)	(126,699)
Standardized measure of future net cash flows	26,086	60,534	56,743
North Sea
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	5,873	10,030	12,002
Future production costs	(3,259)	(4,893)	(5,148)
Future development costs and asset retirement obligations	(2,130)	(2,648)	(2,909)
Future income taxes	(141)	(936)	(1,484)
Future net cash flows	343	1,553	2,461
10% annual discount for timing of future cash flows	278	(1)	(545)
Standardized measure of future net cash flows	621	1,552	1,916
Offshore Africa
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	4,172	5,858	6,447
Future production costs	(1,746)	(2,081)	(2,284)
Future development costs and asset retirement obligations	(1,032)	(1,076)	(1,099)
Future income taxes	(217)	(547)	(626)
Future net cash flows	1,177	2,154	2,438
10% annual discount for timing of future cash flows	(373)	(715)	(771)
Standardized measure of future net cash flows	$ 804	$ 1,439	$ 1,667